PRINCIPAL ACCOUNTING POLICIES (Details 12) (USD $) In Millions, except Share data, unless otherwise specified					1 Months Ended			12 Months Ended			1 Months Ended							12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2010 Stock options	Dec. 31, 2009 Stock options	Feb. 28, 2009 Stock options	Dec. 31, 2008 Stock options	Dec. 31, 2007 Stock options	Dec. 31, 2010 Stock options	Jan. 31, 2012 Stock options Exercise price over $120.00	Feb. 28, 2009 Stock options Minimum	Feb. 28, 2009 Stock options Maximum	Jan. 31, 2012 Restricted stock units (RSUs)	Dec. 31, 2012 Ctrip 2005 Option Plan	Dec. 31, 2011 Ctrip 2005 Option Plan	Nov. 05, 2004 Ctrip 2005 Option Plan	Dec. 31, 2012 Ctrip 2007 Incentive Plan	Oct. 17, 2007 Ctrip 2007 Incentive Plan	Dec. 31, 2012 Ctrip 2007 Incentive Plan Stock options	Dec. 31, 2011 Ctrip 2007 Incentive Plan Stock options	Dec. 31, 2012 Ctrip 2007 Incentive Plan Restricted stock units (RSUs)	Dec. 31, 2011 Ctrip 2007 Incentive Plan Restricted stock units (RSUs)
Share-based compensation disclosures
Vesting period								4 years	3 years											4 years		4 years
Restriction period																						4 years
Restricted stock units outstanding (in shares)																						646,301	190,916
Number of ordinary shares reserved for future issuances of options																	3,000,000		1,000,000
Annual increase of number of ordinary shares reserved under share incentive plans																			1,000,000
Number of option outstanding under share incentive plans (in shares)	3,919,535	5,433,541	4,414,481	3,387,410											829,409	1,242,025				3,090,126	4,191,517	3,090,126	4,191,517
Number of options modified					2,800,000		1,600,000
Vesting period of modified options												3 years	4 years
Unrecognized compensation cost related to modification of options					$ 2.7	$ 2.6	$ 15.0			$ 2.2
Number of unvested options modified by extension of expiration date					2,300,000
Number of vested options modified by extension of expiration date					500,000	600,000
Lower limit for exercise prices of options modified (in dollars per share)											$ 120.00
Number of restricted stock units considered for replacement under resolution passed by compensation committee																		518,017
Restricted share units conversion ratio														4
Number of options modified into RSUs																				1,901,372
Number of RSUs into which options are modified																						475,343